NET LOSS PER SHARE (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
NET LOSS PER SHARE
NOTE 19 – NET INCOME (LOSS) PER SHARE
As of March 31, 2024 and 2023, there were 45,594,864 and 26,940,841 shares of common stock issued and outstanding, respectively.
Basic net income (loss) per share is computed by dividing the net income (loss) by the weighted-average number of shares of common stock outstanding during the period on a basic and diluted basis.
The following table reconciles actual basic and diluted income (loss) per share for the three months ended March 31, 2024 and 2023, respectively (in thousands, except share and per share data).

	Three Months Ended March 31,
	2024	2023
Numerator:
Net income (loss) for basic net income (loss) calculation	$417	$(2,262)
Effect of dilutive securities:
Interest expense on Convertible Notes	85	—
Net income (loss) for diluted net income (loss) calculation	$502	$(2,262)
	Three Months Ended March 31,
	2024	2023
Denominator
Denominator for basic net income (loss) per share, weighted average	45,432,272	26,803,839
Effect of dilutive securities:
Convertible notes stock conversion, weighted average as converted	31,882,784	—
Denominator for diluted net income per share	77,315,056	26,803,839
Net income (loss) per common share
Basic	$0.01	$(0.08)
Diluted	$0.01	$(0.08)
The anti-dilutive securities excluded from the weighted-average shares used to calculate the diluted net income per common share for the three months ended March 31, 2024 and the net loss per common share for the three months ended March 31, 2023 were as follows:

	Three Months Ended March 31,
	2024	2023
Shares unvested and subject to exercise of stock options	13,896	120,431
Shares subject to outstanding common stock options	2,255,034	2,945,020
Shares subject to convertible notes stock conversion	—	695,261
Shares subject to warrants stock conversion	16,000,000	16,586,980
Shares subject to contingent earn out	10,500,000	10,500,000
Restricted stock units	2,161,509	1,314,000

NOTE 20 – NET LOSS PER SHARE
Given the consummation of the business combination, ASC 805, Business Combination states that the equity structure for the prior period of Legacy SpringBig (the accounting acquirer) is restated using the exchange ratio established in the acquisition agreement to reflect the number of shares of the accounting acquiree issued in the business combination.
As of December 31, 2023 and 2022, there were 45,339,762 and 26,659,711 shares of common stock issued and outstanding, respectively.
Basic net loss per share is computed by dividing the net loss by the weighted-average number of shares of common stock outstanding during the period. Diluted net loss per share is computed by giving effect to all potential shares of common stock. Basic and diluted net loss per share was the same for each period presented, given that there are losses during the period, the inclusion of all potential common shares outstanding would have been anti-dilutive.
The following table reconciles actual basic and diluted earnings per share for the years ended December 31, 2023 and 2022, respectively (in thousands, except share and per share data).

	Years Ended December 31,
	2023	2022
Loss per share:
Numerator:
Net loss	$(10,233)	$(13,076)
Denominator
Weighted-average common shares outstanding
Basic and diluted	36,147,187	22,287,828
Net loss per common share
Basic and diluted	$(0.28)	$(0.59)
The anti-dilutive securities excluded from the weighted-average shares used to calculate the diluted net loss per common share for the years ended December 31, 2023 and 2022 were as follows:

	Years Ended December 31,
	2023	2022
Shares unvested and subject to exercise of stock options	27,792	144,517
Shares subject to outstanding common stock options	2,244,102	3,250,236
Shares subject to convertible notes stock conversion	5,111,929	816,667
Shares subject to warrants stock conversion	16,586,980	16,586,980
Shares subject to contingent earn out	10,500,000	10,500,000
Restricted stock units	2,211,509	725,000